Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 13 – RELATED PARTY TRANSACTIONS

The Company had transactions with the following related parties in the years ended December 31, 2017, 2016 and 2015:

Name of Related Party	Nature of Relationship
Yuebiao Li	Principal shareholder, Chairman of the Board and Chief Executive Officer (“CEO”)

Zhuo Zhang	Principal shareholder, Director, Chief Financial Officer (“CFO”)

Yue Zhang	Principal shareholder, Zhuo Zhang’s sister

Xiaojun Chen	Husband of Zhuo Zhang

Heilongjiang Binteer Environmental Protection Equipment Manufacturing Co., Ltd. (“Heilongjiang Binteer”)	Established by Yuebiao Li, and then Mr. Li transferred his 60% equity interest to his brother, Yuefeng Li in May 2014. Yuefeng Li then transferred his 60% equity interest to a third party individual for zero consideration in March 2016. Heilongjiang Binteer continues to be significantly influenced by the Company because the Company was its primary vendor and customer in the years ended December 31, 2016 and 2015.

Daqing Wanjieyuan Water Treatment Equipment Sales Co., Ltd. (“Daqing Wanjieyuan”)	Controlled by Yuebiao Li

Mojie Technology (Beijing) Co., Ltd. (“Mojie”)	Established and controlled by Yuebiao Li and Zhuo Zhang. All of the equity interest was transferred to a third party in July 2015 but continues to be significantly influenced by the Company because the Company was its primary vendor in the years ended December 31, 2016 and 2015.

Yantai Jinna Commerce Co., Ltd. (“Jinna”)	Significantly influenced by Yue Zhang, principal shareholder and sister of Zhuo Zhang.

Shandong Jinmo Recycled Water Resource Co., Ltd. (“Jinmo”)	A subsidiary that was incorporated on March 19, 2015 and disposed of to a third party on December 8, 2016 for consideration of RMB 220,000 (approximately $31,678). After the transfer, the Company continues to have significant influence on Jinmo as Ping Yu, vice-chief executive officer of Jinzheng, serves as the legal representative of Jinmo.

Revenues from related parties and accounts receivable from related parties, net

The Company primarily provides products such as membranes, components and water purification equipment to Heilongjiang Binteer, Mojie, Daqing Wanjieyuan and Jinna. For the years ended December 31, 2016 and 2015, the Company generated net related party revenues from Heilongjiang Binteer, Mojie, Daqing Wanjieyuan and Jinna in the amount of $294,666 and $3,659,421, respectively. The Company had no revenues from related parties in the year ended December 31, 2017. The net accounts receivable from related parties amounted to $0 and $1,060,977 as of December 31, 2017 and 2016, respectively.

Net revenues from related parties consisted of the following:

	For the Years Ended December 31,
	2017	2016	2015
Heilongjiang Binteer	$-	$290,007	$1,213,905
Mojie	-	3,268	2,437,283
Jinna	-	1,391	-
Daqing Wanjieyuan	-	-	8,233
Total	$-	$294,666	$3,659,421

During the period from January 1, 2016 to December 7, 2016, Jinzheng sold equipment of $1,063,137 to Jinmo. The equipment sales were made prior to the disposal of Jinmo, recorded as intercompany sales and eliminated on consolidated statements of income and comprehensive income for the year ended December 31, 2016. The receivables in connection with the sales were outstanding as of December 31, 2016 and fully collected as of December 31, 2017.

Accounts receivable from related parties consisted of the following:

	December 31, 2017	December 31, 2016
Jinmo	$-	$1,063,137
Accounts receivable from related parties	-	1,063,137
Less: allowance for doubtful accounts	-	(2,160)
Accounts receivable from related parties, net	$-	$1,060,977

The movement of allowance for doubtful accounts for accounts receivable from related parties consisted of the following:

	December 31, 2017	December 31, 2016
Allowance for doubtful accounts, beginning balance	$-	$2,311
Increase	-	-
Decrease	-	-
Effects of foreign exchange rate	-	(151)
Allowance for doubtful accounts, ending balance	$-	$2,160

Materials supplied by related party and accounts payable to related party

The Company also purchased materials from Heilongjiang Binteer amounting to $556,692 and $2,971,017 for the years ended December 31, 2016 and 2015, respectively. The materials purchased include membrane column, membrane filter, and other components of water treatment equipment. There was no purchase from related parties in the year ended December 31, 2017.

For the year ended December 31, 2016, the total purchase from Heilongjiang Binteer represented cost of revenues from related party for 2016.  For the year ended December 31, 2015, total purchase from Heilongjiang Binteer of $2,971,017 and the purchase of $13,951 from 2014, totaling 2,984,968, constituted the cost of revenues from related party for 2015. The balance of accounts payable to related party was $0 as of December 31, 2017 and 2016.

Due from related parties

Due from related parties consisted of the following:

	December 31, 2017	December 31, 2016
Yue Zhang	$-	$683
Jinmo	-	2,880
Total	$-	$3,563

On January 29, 2015, the Company entered into a car leasing agreement with Yuebiao Li, pursuant to which the Company would lease Yuebiao Li’s personal car from February 1, 2015 to January 31, 2018 under a monthly rent of approximately $2,400 (RMB 15,000). The Company paid $28,898 (RMB 180,000) for twelve months’ use during 2015 and the balance of $2,311 (RMB 15,000) due from Yuebiao Li as of December 31, 2015 was expensed during 2016 with the use of the car. The agreement was terminated at the end of the year ended December 31, 2016.

From time to time, the Company advances to Yue Zhang, principal shareholder of the Company and Zhuo Zhang’s sister, in connection with the Company’s daily operations. The advances are in immaterial amount each time and reflected as due from Yue Zhang before invoices are issued by the Company’s service providers. For the year ended December 31, 2016, the Company advanced $240,492 to Yue Zhang and $239,809 has been used in ordinary course of business. The balance due from Yue Zhang was $0 and $683 as of December 31, 2017 and 2016, respectively.

The balance due from Jinmo represents non-secured short-term loan obtained from the Company, which bears no interest and was due on demand. The balance was paid off during 2017.

Due to related parties

Due to related parties consisted of the following:

	December 31, 2017	December 31, 2016
Zhuo Zhang	$-	$1,084
Yuebiao Li	-	713,915
Total	$-	$714,999

The balance of due to related parties represents expenses incurred by related parties in the ordinary course of business, expense related parties paid on behalf of the Company as well as the loans the Company obtained from related parties for working capital purposes. The loans owed to the related parties are interest free, unsecured and repayable on demand.

On August 31, 2015, Zhuo Zhang and Xiaojun Chen, on behalf of the Company, entered into a non-interest-bearing car loan agreement with Ping’an Bank, pursuant to which a loan of $25,834 (RMB167,708) was provided for car purchase. The loan was guaranteed and pledged by the Company. The loan was fully repaid on August 17, 2016.

In September 2015, Zhuo Zhang deposited $267,510 (RMB 1,736,596) in the bank on behalf of the Company, as pledge for bank acceptance notes issued by the Company. The deposits was used to settle the liabilities when the bank acceptance notes was due on March 26, 2016. The amount was repaid to Zhuo Zhang during the year ended December 31, 2016.

On November 28, 2016, Yantai Guotai Investment Limited Company (“Yantai Guotai”), Yuebiao Li, and Jinzheng entered into a borrowing agreement, pursuant to which (1) Yuebiao Li personally borrowed approximately $719,963 (RMB 5,000,000) from Yantai Guotai at annual interest rate of 10% for one year, and (2) Jinzheng received and used the principal as zero-interest borrowing from Yuebiao Li, due on demand. The principal was received and used by Jinzheng and recorded as a loan from Yuebiao Li as of December 31, 2016. During the year ended December 31, 2017, repayments to Yuebiao Li totaled $739,973 (RMB 5,000,000).

On November 30 and December 28, 2016, respectively, the Company paid approximately $5,040 (RMB 35,000) and $2,160 (RMB 15,000) to purchase a trademark from Daqing Wanjieyuan.